Investments in Joint Ventures 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of joint ventures [line items]
Acquisition cost		₩ 2,332,579		₩ 2,069,491
Total acquisition cost		5,422,262		5,129,326
Book value [Abstract]
Total book value		8,992,048		7,471,384
Book value		₩ 3,147,584		₩ 2,239,011		₩ 1,919,746
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		KOREA	[1]	Korea	[2]
Percentage of ownership		52.80%	[1]	52.80%	[2]
Acquisition cost		₩ 11,355	[1]	₩ 11,355	[2]
Book value [Abstract]
Book value		₩ 17	[1]	₩ 58	[2]	100
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		NETHERLANDS		Netherlands
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 44,405
Book value [Abstract]
Book value		₩ 66,452		₩ 37,069		13,264
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Key operation activities		Maintenance of utility plant	[1]	Maintenance of utility plant	[2]
Location		CAYMAN	[1]	Cayman	[2]
Percentage of ownership		55.00%	[1]	55.00%	[2]
Acquisition cost		₩ 30	[1]	₩ 30	[2]
Book value [Abstract]
Book value		₩ 1,631	[1]	₩ 1,380	[2]	1,057
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Key operation activities		Resources development	[3]	Resources development
Location		CANADA	[3]	Canada
Percentage of ownership		32.59%	[3]	33.10%
Acquisition cost		₩ 26,602	[3]	₩ 26,602
Book value [Abstract]
Book value		₩ 21,750	[3]	₩ 21,590		19,797
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,846		₩ 16,101
Book value [Abstract]
Book value		₩ 14,555		₩ 18,692		18,200
RES Technology AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 11,922		₩ 15,595
Book value [Abstract]
Book value		₩ 15,133		₩ 16,703		15,930
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[4]	Power generation
Location		PHILIPPINES	[4]	Philippines
Percentage of ownership		40.00%	[4]	40.00%
Acquisition cost		₩ 2,103	[4]	₩ 2,103
Book value [Abstract]
Book value		₩ 9,659	[4]	₩ 2,527		2,405
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Key operation activities		Construction and operation of utility plant	[1],[4]	Construction and operation of utility plant	[2]
Location		PHILIPPINES	[1],[4]	Philippines	[2]
Percentage of ownership		75.20%	[1],[4]	75.20%	[2]
Acquisition cost		₩ 94,579	[1],[4]	₩ 94,579	[2]
Book value [Abstract]
Book value		₩ 179,594	[1],[4]	₩ 198,979	[2]	201,663
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHINA		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Book value		₩ 6,024		₩ 6,635		6,530
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHINA		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Book value		₩ 191,982		₩ 204,587		188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHINA		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 39,872		₩ 39,872
Book value [Abstract]
Book value		₩ 44,398		₩ 44,217		42,530
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		SAUDI ARABIA		Saudi Arabia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 109,743		₩ 109,743
Book value [Abstract]
Book value		₩ 214,607		₩ 143,678		97,157
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		SAUDI ARABIA		Saudi Arabia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Book value		₩ 5,113		₩ 4,071		3,813
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		Jamaica
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Book value		₩ 331,407		₩ 294,649		266,221
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Manufacturing		Manufacturing
Location		KOREA		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Book value		₩ 17,090		₩ 15,734		11,171
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Book value		₩ 6,719		₩ 5,841		5,378
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location	[5]	KOREA		Korea
Percentage of ownership	[5]	29.00%		29.00%
Acquisition cost	[5]	₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 698	[5]	₩ 597	[5]	546
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[6]	Power generation	[5]
Location		KOREA	[6]	Korea	[5]
Percentage of ownership		50.00%	[6]	29.00%	[5]
Acquisition cost		₩ 1,856	[6]	₩ 1,856	[5]
Book value [Abstract]
Book value		₩ 4,754	[6]	₩ 3,084	[5]	2,896
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		JORDAN	[1]	Jordan	[2]
Percentage of ownership		60.00%	[1]	60.00%	[2]
Acquisition cost		₩ 111,476	[1]	₩ 111,476	[2]
Book value [Abstract]
Book value		₩ 220,254	[1]	₩ 178,679	[2]	161,253
KAPES, Inc.
Disclosure of joint ventures [line items]
Key operation activities		R & D	[1]	R & D	[2]
Location		KOREA	[1]	Korea	[2]
Percentage of ownership		51.00%	[1]	51.00%	[2]
Acquisition cost		₩ 5,629	[1]	₩ 5,629	[2]
Book value [Abstract]
Book value		₩ 0	[1]	₩ 0	[2]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Book value		₩ 4,819		₩ 4,041		3,887
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Construction and service		Construction and service
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 5,543		₩ 5,415		5,362
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Book value		₩ 32,044		₩ 25,896		27,518
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		Korea
Percentage of ownership	[5]	15.00%		15.00%
Acquisition cost	[5]	₩ 3,000		₩ 3,000
Book value [Abstract]
Book value		₩ 3,151	[5]	₩ 2,728	[5]	3,124
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		VIETNAM		Vietnam
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 175,261		₩ 2,781
Book value [Abstract]
Book value		₩ 408,839		₩ 0		0
Kelar S.A
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[1]	Power generation	[2]
Location		CHILE	[1]	Chile	[2]
Percentage of ownership		65.00%	[1]	65.00%	[2]
Acquisition cost		₩ 78,060	[1]	₩ 78,060	[2]
Book value [Abstract]
Book value		₩ 117,137	[1]	₩ 86,695	[2]	71,449
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		Indonesia
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 57,039		₩ 26,892
Book value [Abstract]
Book value		₩ 92,907		₩ 46,546		33,063
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[7]	Power generation	[8]
Location		KOREA	[7]	Korea	[8]
Percentage of ownership		29.00%	[7]	29.00%	[8]
Acquisition cost		₩ 461	[7]	₩ 461	[8]
Book value [Abstract]
Book value		₩ 198	[7]	₩ 0	[8]	0
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Book value		₩ 17,336		₩ 13,842		14,814
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		JORDAN		Jordan
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 7,493		₩ 7,493
Book value [Abstract]
Book value		₩ 13,923		₩ 5,154		0
Barakah One Company
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	UAE		UAE
Percentage of ownership	[9]	18.00%		18.00%
Acquisition cost	[9]	₩ 118		₩ 118
Book value [Abstract]
Book value		₩ 0	[9]	₩ 0	[9]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Key operation activities	[9]	Operation of utility plant		Operation of utility plant
Location	[9]	UAE		UAE
Percentage of ownership	[9]	18.00%		18.00%
Acquisition cost	[9]	₩ 296		₩ 296
Book value [Abstract]
Book value		₩ 315	[9]	₩ 294	[9]	270
Momentum
Disclosure of joint ventures [line items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		FRANCE		France
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 345		₩ 368		565
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[10]	Power generation		Power generation
Location	[10]	KOREA		Korea
Percentage of ownership	[10]	29.00%		29.00%
Acquisition cost	[10]	₩ 46,225		₩ 46,225
Book value [Abstract]
Book value		₩ 29,360	[10]	₩ 24,054	[10]	23,045
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 17,475		₩ 17,475
Book value [Abstract]
Book value		₩ 20,713		₩ 17,646		17,256
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 1,700		₩ 1,700
Book value [Abstract]
Book value		₩ 181		₩ 0		1,064
Chester Solar V SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 525		₩ 525
Book value [Abstract]
Book value		₩ 156		₩ 25		277
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 2,091		₩ 2,091
Book value [Abstract]
Book value		₩ 540		₩ 362		1,490
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		Jamaica
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 20,430		₩ 20,430
Book value [Abstract]
Book value		₩ 46,437		₩ 37,360		31,897
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 17,850		₩ 17,850
Book value [Abstract]
Book value		₩ 19,218		₩ 21,244		22,552
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 42,948		₩ 42,948
Book value [Abstract]
Book value		₩ 85,370		₩ 73,167		68,809
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 27,891		₩ 27,891
Book value [Abstract]
Book value		₩ 55,172		₩ 47,015		49,639
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 28,021		₩ 28,021
Book value [Abstract]
Book value		₩ 3,350		₩ 1,883		4,466
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 5,188		₩ 5,188
Book value [Abstract]
Book value		₩ 6,599		₩ 5,998		5,230
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 2,187		₩ 2,187
Book value [Abstract]
Book value		₩ 2,333		₩ 2,120		1,847
Laurel SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 1,222		₩ 1,222
Book value [Abstract]
Book value		₩ 554		₩ 290		1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	AUSTRALIA		Australia
Percentage of ownership	[5]	12.37%		12.37%
Acquisition cost	[5]	₩ 4,095		₩ 4,095
Book value [Abstract]
Book value		₩ 3,651	[5]	₩ 3,625	[5]	4,129
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 12,674		₩ 37,689
Book value [Abstract]
Book value		₩ 9,819		₩ 32,457		34,883
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation
Location		KOREA	[3]	Korea
Percentage of ownership		29.01%	[3]	29.01%
Acquisition cost		₩ 3,200	[3]	₩ 3,200
Book value [Abstract]
Book value		₩ 4,263	[3]	₩ 4,106		3,453
Chester Solar I SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 1,181		₩ 1,181
Book value [Abstract]
Book value		₩ 1,314		₩ 1,120		1,621
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		Philippines
Percentage of ownership		38.00%		38.00%
Acquisition cost		₩ 47,903		₩ 47,903
Book value [Abstract]
Book value		₩ 56,902		₩ 58,231		49,017
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	KOREA		Korea
Percentage of ownership	[11]	81.01%		81.01%
Acquisition cost	[11]	₩ 26,400		₩ 26,400
Book value [Abstract]
Book value		₩ 23,551	[11]	₩ 23,939	[11]	24,292
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		Korea
Percentage of ownership	[5]	29.00%		29.00%
Acquisition cost	[5]	₩ 2,900		₩ 2,900
Book value [Abstract]
Book value		₩ 3,470	[5]	₩ 3,808	[5]	4,124
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[5]	Power generation
Location		KOREA	[5]	Korea
Percentage of ownership		29.00%	[5]	29.00%
Acquisition cost		₩ 2,494	[5]	₩ 2,494
Book value [Abstract]
Book value		₩ 2,236	[5]	₩ 1,958		2,195
DE Energia SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		CHILE		Chile
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 8,364		₩ 8,364
Book value [Abstract]
Book value		₩ 9,536		₩ 8,921		8,187
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				34.00%
Acquisition cost				₩ 25,661
Book value [Abstract]
Book value				26,109
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		34.00%
Acquisition cost		₩ 25,661
Book value [Abstract]
Book value		₩ 26,859		₩ 26,109		25,523
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 2,940		₩ 2,940
Book value [Abstract]
Book value		₩ 3,367		₩ 3,081		3,065
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 12,000		₩ 12,000
Book value [Abstract]
Book value		₩ 10,864		₩ 11,191		10,485
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[12]	Renewable power generation	[13]
Location		MEXICO	[12]	Mexico	[13]
Percentage of ownership		14.95%	[12]	14.95%	[13]
Acquisition cost		₩ 5,068	[12]	₩ 5,068	[13]
Book value [Abstract]
Book value		₩ 6,976	[12]	₩ 5,842	[13]	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[12]	Renewable power generation	[13]
Location		MEXICO	[12]	Mexico	[13]
Percentage of ownership		14.95%	[12]	14.95%	[13]
Acquisition cost		₩ 3,678	[12]	₩ 3,678	[13]
Book value [Abstract]
Book value		₩ 4,899	[12]	₩ 4,536	[13]	3,660
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Key operation activities		Renewable power generation	[12]	Renewable power generation	[13]
Location		MEXICO	[12]	Mexico	[13]
Percentage of ownership		14.95%	[12]	14.95%	[13]
Acquisition cost		₩ 1,678	[12]	₩ 1,678	[13]
Book value [Abstract]
Book value		₩ 1,657	[12]	₩ 1,610	[13]	240
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		SWEDEN		Sweden
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 18,566		₩ 17,615
Book value [Abstract]
Book value		₩ 17,171		₩ 17,627		9,277
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		39.00%		38.90%
Acquisition cost		₩ 7,020		₩ 7,020
Book value [Abstract]
Book value		₩ 16,233		₩ 9,891		9,915
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 6,460		₩ 6,460
Book value [Abstract]
Book value		₩ 9,879	[5]	₩ 6,838	[5]	6,042
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		Korea
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 2,637		₩ 2,637
Book value [Abstract]
Book value		₩ 3,205	[5]	₩ 2,828	[5]	2,607
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		MALAYSIA		Malaysia
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 23,833		₩ 23,833
Book value [Abstract]
Book value		26,814		₩ 22,099		11,204
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				49.00%
Acquisition cost				₩ 5,245
Book value [Abstract]
Book value		₩ 0		₩ 4,993		5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[11]	Holding company
Location		KOREA	[11]	Korea
Percentage of ownership		29.53%	[11]	29.53%
Acquisition cost		₩ 20,061	[11]	₩ 19,983
Book value [Abstract]
Book value		₩ 21,723	[11]	₩ 21,456		22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[1]	Holding company	[2]
Location		KOREA	[1]	Korea	[2]
Percentage of ownership		90.00%	[1]	90.00%	[2]
Acquisition cost		₩ 15,012	[1]	₩ 15,699	[2]
Book value [Abstract]
Book value		₩ 15,587	[1]	₩ 16,288	[2]	16,129
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		Indonesia
Percentage of ownership		30.61%		30.61%
Acquisition cost		₩ 59,574		₩ 59,535
Book value [Abstract]
Book value		₩ 137,047		₩ 81,595		63,029
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location	[11]	KOREA		Korea
Percentage of ownership	[11]	50.10%		50.10%
Acquisition cost	[11]	₩ 49,344		₩ 49,344
Book value [Abstract]
Book value		₩ 10,758	[11]	₩ 11,198	[11]	4,940
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.20%		29.20%
Acquisition cost		₩ 29,200		₩ 29,200
Book value [Abstract]
Book value		₩ 0		₩ 0		0
Dayone Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[14]	Power generation	[15]
Location		KOREA	[14]	Korea	[15]
Percentage of ownership		30.66%	[14]	30.66%	[15]
Acquisition cost		₩ 71,070	[14]	₩ 71,070	[15]
Book value [Abstract]
Book value		₩ 0	[14]	₩ 0	[15]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		VIETNAM		Vietnam
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 115,949		₩ 76,916
Book value [Abstract]
Book value		₩ 172,218		₩ 79,700		56,654
KAS Investment I LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[3]	Holding company
Location		USA	[3]	USA
Percentage of ownership		29.89%	[3]	29.89%
Acquisition cost		₩ 23,437	[3]	₩ 23,437
Book value [Abstract]
Book value		₩ 18,247	[3]	₩ 15,273		23,437
KAS Investment II LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[3]	Holding company
Location		USA	[3]	USA
Percentage of ownership		29.89%	[3]	29.89%
Acquisition cost		₩ 23,343	[3]	₩ 23,343
Book value [Abstract]
Book value		₩ 18,173	[3]	₩ 15,213		23,343
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,659		₩ 1,659
Book value [Abstract]
Book value		₩ 2,190		₩ 1,535
CAES, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Percentage of ownership		36.00%		36.00%
Acquisition cost		₩ 19,414		₩ 19,414
Book value [Abstract]
Book value		₩ 20,805		₩ 18,435		17,626
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		Korea
Percentage of ownership	[5]	49.00%		49.00%
Acquisition cost	[5]	₩ 7,512		₩ 7,512
Book value [Abstract]
Book value		₩ 8,471	[5]	₩ 6,971	[5]	1,890
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		28.02%		28.02%
Acquisition cost		₩ 510		₩ 510
Book value [Abstract]
Book value		₩ 1,168		₩ 612		510
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		27.10%		27.10%
Acquisition cost		₩ 352		₩ 352
Book value [Abstract]
Book value		₩ 352		₩ 352		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	MALAYSIA		Malaysia
Percentage of ownership	[11]	60.00%		60.00%
Acquisition cost	[11]	₩ 0		₩ 0
Book value [Abstract]
Book value	[11]	₩ 0		₩ 0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	CHILE		Chile
Percentage of ownership	[11]	60.00%		60.00%
Acquisition cost	[11]	₩ 1,397		₩ 1,397
Book value [Abstract]
Book value		₩ 913	[11]	₩ 659	[11]	0
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		42.00%		42.00%
Acquisition cost		₩ 10,752		₩ 10,752
Book value [Abstract]
Book value		₩ 10,411		₩ 10,633		0
Foresight Iberian Solar Group Holding, S.L
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	SPAIN		Spain
Percentage of ownership	[11]	75.00%		75.00%
Acquisition cost	[11]	₩ 11,465		₩ 9,697
Book value [Abstract]
Book value	[11]	₩ 10,565		₩ 9,743
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,089		₩ 3,089
Book value [Abstract]
Book value		₩ 3,155		₩ 3,196		0
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 386		₩ 386
Book value [Abstract]
Book value		₩ 391		₩ 395		0
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,858		₩ 5,858
Book value [Abstract]
Book value		₩ 10,490		₩ 5,465		0
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 1,695		₩ 1,695
Book value [Abstract]
Book value		₩ 1,856		₩ 1,688		0
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 6,531		₩ 6,531
Book value [Abstract]
Book value		₩ 3,493		₩ 6,053		0
KEPCO KPS Carabao Corp.
Disclosure of joint ventures [line items]
Key operation activities		Utility plant maintenance	[7]	Utility plant maintenance
Location		PHILIPPINES	[7]	Philippines
Percentage of ownership		40.00%	[7]	40.00%
Acquisition cost		₩ 93	[7]	₩ 93
Book value [Abstract]
Book value		₩ 177	[7]	₩ 386		0
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		SWEDEN		Sweden
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 35,410		₩ 14,514
Book value [Abstract]
Book value		₩ 36,245		₩ 15,441		0
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		46.15%		46.15%
Acquisition cost		₩ 12,959		₩ 12,959
Book value [Abstract]
Book value		₩ 11,832		₩ 11,708		0
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	KOREA		Korea
Percentage of ownership	[11]	75.29%		75.29%
Acquisition cost	[11]	₩ 19,091		₩ 19,091
Book value [Abstract]
Book value		₩ 27,544	[11]	₩ 19,317	[11]	0
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		LUXEMBOURG		Luxembourg
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,601		₩ 9,601
Book value [Abstract]
Book value		₩ 0		₩ 9,976		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Undersea transmission network operation		Undersea transmission network operation
Location		UAE		UAE
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 0		₩ 0
Book value [Abstract]
Book value		₩ 0		0		₩ 0
Pyeongchang Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Key operation activities	[16]	Power generation
Location	[16]	KOREA
Percentage of ownership	[16]	58.00%
Acquisition cost	[16]	₩ 9,329
Book value [Abstract]
Book value		₩ 14,464	[16]	0
Eumseong Eco Park Co., Ltd
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Acquisition cost		₩ 5,741
Book value [Abstract]
Book value		₩ 5,557		0
Songsan Green Energy Co., Ltd
Disclosure of joint ventures [line items]
Key operation activities	[3]	Fuel cell generation
Location	[3]	KOREA
Percentage of ownership	[3]	25.00%
Acquisition cost	[3]	₩ 1,400
Book value [Abstract]
Book value		₩ 1,387	[3]	0
Changwon Nu-ri Energy Co., Ltd
Disclosure of joint ventures [line items]
Key operation activities	[3]	Fuel cell generation
Location	[3]	KOREA
Percentage of ownership	[3]	33.33%
Acquisition cost	[3]	₩ 500
Book value [Abstract]
Book value		₩ 497	[3]	0
Hasami Wind Farm Corporation
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Acquisition cost		₩ 1,596
Book value [Abstract]
Book value		₩ 1,589		0
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Key operation activities	[17]	Power generation
Location	[17]	KOREA
Percentage of ownership	[17]	32.89%
Acquisition cost	[17]	₩ 7,885
Book value [Abstract]
Book value		₩ 6,743	[17]	0
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Key operation activities	[18]	Holding company
Location	[18]	USA
Percentage of ownership	[18]	78.00%
Acquisition cost	[18]	₩ 0
Book value [Abstract]
Book value		₩ 246	[18]	0
S-Power Chile SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		CHILE
Percentage of ownership		50.00%
Acquisition cost		₩ 127
Book value [Abstract]
Book value		₩ 127		0
Seungmun Green Energy
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		33.00%
Acquisition cost		₩ 8,973
Book value [Abstract]
Book value		₩ 9,054		0
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[19]	Power generation
Location	[19]	KOREA
Percentage of ownership	[19]	80.00%
Acquisition cost	[19]	₩ 3,020
Book value [Abstract]
Book value		₩ 3,066	[19]	₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Group can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.
[3]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.
[7]	The joint arrangement which the Group has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[8]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[9]	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[10]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[11]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Group can exercise significant influence.
[13]	The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.
[14]	According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Group has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Group was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Group has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[16]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[17]	The effective percentage of ownership is 37%, considering potential common stock.
[18]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[19]	Due to the changes in the agreement, the Group lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant actitvities must be agreed by all members of the board of directors.